Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equipment, net
Summary of Property Plant and Equipment
	March 31,	December 31,
	2025	2024
Cost:
Equipment	$9,366	$9,366
Vehicles	361,216	120,155
	370,582	129,521
Less: accumulated depreciation	(30,703)	(18,147)
Equipment, net	$339,879	$111,374

	December 31,	December 31,
	2024	2023
Cost:
Equipment	$9,366	$9,365
Vehicle	120,155	-
	129,521	9,365
Less: accumulated depreciation	(18,147)	(2,066)
Equipment, net	$111,374	$7,299